Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	¥ 118,057		¥ 103,369
Other deposits and advances received	54,508		54,964
Payable to merchants and third party marketing affiliates	32,989		31,425
Accrued bonus and staff costs, including sales commission	29,631		29,000
Payables and accruals for purchases of property and equipment	19,840		15,625
Other taxes payable	7,934		6,997
Operating lease liabilities	¥ 5,871		¥ 5,667
Operating lease liabilities, Statement of Financial Position	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 1,094		¥ 901
Escrow money payable	79		107
Others	18,377		17,512
Current accrued expenses, accounts payable and other liabilities	297,883	$ 41,256	275,950
Non-current:
Operating lease liabilities	¥ 28,967		¥ 28,548
Operating lease liabilities, Statement of Financial Position	Other liabilities	Other liabilities	Other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 1,473		¥ 1,058
Others	1,427		773
Other liabilities	31,867	$ 4,414	30,379
Affiliated Entity [Member]
Current:
Amounts due to related companies	¥ 9,503		¥ 10,383